Trade and other receivables - Components (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Trade receivables that would otherwise be past due or impaired whose terms have been renegotiated	£ 0
Trade receivables	622	£ 424
Other receivables	110	63
Prepayments	79	35
Accrued income	111	19
Total	922	541
Analysed as follows:
Non-current	90	14
Current	832	527
Total	922	541
Terminix
Cash and cash equivalents
Accrued income	90	0
Gross
Cash and cash equivalents
Trade receivables	692	474
Accumulated impairment
Cash and cash equivalents
Trade receivables	£ (70)	£ (50)